Technology and Development Expenses	12 Months Ended
Dec. 31, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Technology and development expenses
7.
Technology and development expenses

Technology and development expenses are composed of the following:

	2021	2020	2019
Salaries and wages (i)	1,381	1,072	596
Software licenses (ii)	487	292	286
Infrastructure expenses (iii)	792	298	207
Information and technology security expenses (iv)	176	161	145
Other technology expenses	550	182	113
Total Technology and development expenses	3,386	2,005	1,347

(i)
Consist primarily of FTE’ s compensation related to product and technology development. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(ii)
Consist of software licenses exclusively used by the technology development department for the development of the platform.
(iii)
Corresponds to information technology costs to support our infrastructure and back-office operations.
(iv)
Comprises expenses of overall monitoring and security of our network and platform.